American Global Growth Trust Expense Example - American Global Growth Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,433
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,602
Series III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,026